Other disclosures - Disclosure of home purchase loans in Spain (Details) - Property assets from home purchase mortgage loans to households - Spain - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of credit risk exposure [line items]
Percentage secured by mortgage	98.47%
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	€ 64,030	€ 60,002
Gross carrying amount | Without collateral
Disclosure of credit risk exposure [line items]
Financial assets	981	215
Gross carrying amount | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	63,049	59,787
Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	518	625
Credit impaired | Gross carrying amount | Without collateral
Disclosure of credit risk exposure [line items]
Financial assets	26	7
Credit impaired | Gross carrying amount | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	€ 492	€ 618